19. Suppliers (Tables)	12 Months Ended
Dec. 31, 2020
Suppliers Abstract
Schedule of suppliers
	2020	2019

Local currency	1,164,193	833,781
Foreign currency	481,001	462,636
Total	1,645,194	1,296,417

Current	1,612,536	1,286,275
Non-current	32,658	10,142